Shareholder Report, Average Annual Return (Details) B297336_Direxion Daily Mid Cap Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Mid Cap Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Mid Cap Bull 3X Shares NAV
Average Annual Return, Percent	(6.44%)	17.39%	8.88%
S&P Mid Cap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Mid Cap 400® Index
Average Annual Return, Percent	6.38%	13.02%	10.17%